Condensed Financial Information of Company Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 1,401	$ (2,476)	$ 48,026
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	7,212	2,268	9,065
Comprehensive income (loss)	8,613	(208)	57,091
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	7,355	(2,437)	55,212
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	396	(4,705)	46,147
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	6,959	2,268	9,065
Comprehensive income (loss)	7,355	(2,437)	55,212
Comprehensive income (loss) attributable to Charm Communications Inc.'s shareholders	$ 7,355	$ (2,437)	$ 55,212